EXPENSES	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of expenses [text block]	EXPENSES
a)    Supplies
Details of amounts recognized under “Supplies” during the years ended December 31, 2020, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Supplies
Services rendered	25,994	43,774	20,599
Leases	14,678	27,500	27,183
Purchases of materials	4,266	3,746	5,892
Communications	11,488	15,863	21,505
Other	15,850	18,886	14,463
Total	72,276	109,769	89,642

(*)    The amount is related to contracts there are not under IFRS 16, following the practical expedients that allow the Company to not apply the recognition requirements under IFRS 26. These exemptions apply to contracts classified as short-term leases and leases involving low-value assets.

b)    Employee benefit expenses
Details of amounts recognized under “Employee benefit expenses” during the years ended December 31, 2020, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Employee benefit expenses
Salaries and wages	788,297	799,613	798,580
Social security	101,911	108,245	105,374
Supplementary pension contributions	3,111	3,279	1,900
Termination benefits	24,262	23,028	27,004
Other welfare costs(*)	142,827	168,503	155,074
Total	1,060,408	1,102,668	1,087,932

(*)     "Other welfare costs" as of December 31, 2020, 2021 and 2022 primarily comprise employee benefits such as food tickets expenses, transport expenses and health Insurance.
c)    Depreciation and amortization
The depreciation and amortization expenses for the years ended December 31, 2020, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Depreciation and amortization
Intangible assets (Note 6)	46,981	60,069	49,035
Property, plant and equipment (Note 9)	26,683	24,891	24,738
Right-of-use assets (Note 10)	47,256	48,268	47,481
Total	120,920	133,228	121,254